Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2025
Asset Retirement Obligations
SCHEDULE OF CONTINUITY OF THE COMPANY’S PROVISION FOR SITE RECLAMATION AND CLOSURE

A continuity of the Company’s provision for site reclamation and closure is as follows:

	Shootaring Mill	West Slope	Papoose	Totals
Balance December 31, 2023	$17,678,299	$4,338,813	$298,671	$22,315,783
Accretion	728,372	180,204	12,007	920,583
Change in interest rate and estimates	(1,453,888)	248,553	(16,224)	(1,221,559)
Foreign exchange	1,553,534	381,359	26,231	1,961,124
Balance December 31, 2024	$18,506,317	$5,148,929	$320,685	$23,975,931
Accretion	832,747	219,305	14,048	1,066,100
Change in interest rate and estimates	(134,751)	(131,481)	8,979	(257,253)
Foreign exchange	(899,718)	(250,091)	(15,583)	(1,165,392)
Balance December 31, 2025	$18,304,595	$4,986,662	$328,129	$23,619,386